In-Licensing arrangement (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 07, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
In-Licensing arrangement
Upfront payment	$ 25,000
Fair value of the warrant	15,000
In-process research and development expense			$ 5,000
Fair value losses on warrant			$ 2,452	$ 12,548
Development and regulatory milestones
In-Licensing arrangement
Success-based payments	110,000
Sales milestones
In-Licensing arrangement
Success-based payments	$ 175,000
Epizyme, Inc
In-Licensing arrangement
Warrant term	4 years
Number of shares called by warrants	5,653,000
Exercise price (in US dollar per share)	$ 11.50
Upfront payment	$ 25,000
Royalties incurred		$ 9,000